Borrowings - Sustainability-linked borrowings (Details)	6 Months Ended
Jun. 30, 2025 MtCO2e performance_target component
Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of sustainability-linked performance targets | performance_target	3
Sustainability-linked performance targets, TRIR Performance, period for average calculation	2 years
Sustainability-linked performance targets, TRIR Performance, multiplier	200,000
Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets	(0.0005)
ABS IV Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets	0.0005
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Number of sustainability-linked performance targets | performance_target	2
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets	0.0025
Number of key components of framework | component	5
Sustainability-linked performance target, reduction in Scope 1 and Scope 2 GHG emissions | MtCO2e	2.73
Sustainability-linked performance target, reduction in Scope 1 methane emissions | MtCO2e	0.75
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Number of sustainability-linked performance targets | performance_target	2
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets	0.0025
Number of key components of framework | component	5
Sustainability-linked performance target, reduction in Scope 1 and Scope 2 GHG emissions | MtCO2e	2.85
Sustainability-linked performance target, reduction in Scope 1 methane emissions | MtCO2e	1.12
ABS X Notes
Disclosure of detailed information about borrowings [line items]
Number of sustainability-linked performance targets | performance_target	2
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets	0.0025